Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of June 30, 2025 and 2024:

	2025	2024
Accounts receivable	$395,087	$463,255
Less: allowance for credit loss	(387,107)	(288,585)
Accounts receivable, net	$7,980	$174,670

Schedule of Changes of Allowance for Credit Loss for Accounts Receivable

Changes of allowance for credit loss for accounts receivable for the years ended June 30, 2025 and 2024 are as follows:

	2025	2024

Beginning balance	$288,585	$-
Additions	105,212	288,662
Exchange rate difference	(6,690)	(77)
Ending balance	$387,107	$288,585